Segmented information (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segment information
The following tables present information on the Company's operations based on its revised management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model. The company has restated the segmented information for the comparative period to conform to the new segmented information structure (Note 12).

		Year ended September 30, 2022
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,152,113	2,075,321	1,981,380	1,750,902	1,571,118	1,291,125	729,024	692,859	799,661	(176,302)	12,867,201
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	289,730	304,767	463,289	276,395	125,728	200,117	96,651	88,287	241,672	—	2,086,636
Acquisition-related and integration costs (Note 26c)											(27,654)
Net finance costs (Note 25)											(92,023)
Earnings before income taxes											1,966,959
[1] Total amortization and depreciation of $470,572,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $62,922,000,$70,417,000, $57,528,000, $54,073,000, $91,435,000, $40,765,000, $33,219,000, $34,323,000 and $25,890,000, respectively, for the year ended September 30, 2022. Amortization in intangible assets of $3,359,000 includes impairments mainly from a business solution in Northwest and Central-East Europe for $2,131,000.These assets were no longer expected to generate future economic benefits.

		Year ended September 30, 2021
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	1,917,760	1,800,747	1,755,804	1,607,431	1,663,470	1,355,603	768,994	716,183	680,554	(139,753)	12,126,793
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	269,350	281,217	390,370	252,657	138,191	218,624	114,358	79,898	207,496	—	1,952,161
Acquisition-related and integration costs (Note 26c)											(7,371)
Net finance costs (Note 25)											(106,798)
Earnings before income taxes											1,837,992
1 Total amortization and depreciation of $508,071,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $60,186,000, $71,037,000, $65,038,000, $49,636,000, $102,474,000, $57,888,000, $39,275,000, $35,298,000 and $27,239,000, respectively, for the year ended September 30, 2021. Amortization includes impairments of $8,713,000 from business solutions and contract costs which are mainly included in Western and Southern Europe for $3,058,000 related to a business solution and in Finland, Poland and Baltics for $3,490,000 related to contract costs. These assets were no longer expected to generate future economic benefits.
Disclosure of geographic information
The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the inter-segment revenue, for the years ended September 30:

	2022	2021
	$	$
Western and Southern Europe
France	1,846,832	1,721,622
Spain	111,515	33,490
Portugal	105,225	105,776
Others	52,510	42,332
	2,116,082	1,903,220

U.S.[1]	3,987,025	3,510,193

Canada	2,143,211	1,892,246

Scandinavia and Central Europe
Germany	811,458	786,426
Sweden	697,941	782,581
Norway	143,259	166,127
	1,652,658	1,735,134

U.K. and Australia
U.K.	1,397,161	1,487,774
Australia	75,746	67,916
	1,472,907	1,555,690

Finland, Poland and Baltics
Finland	727,853	754,412
Others	34,676	37,660
	762,529	792,072

Northwest and Central-East Europe
Netherlands	494,227	479,597
Denmark	114,849	124,553
Czech Republic	54,621	55,821
Others	64,632	73,493
	728,329	733,464

Asia Pacific
Others	4,460	4,774
	4,460	4,774
	12,867,201	12,126,793
[1]    External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $2,226,473,000 and $1,760,552,000, respectively in 2022 ($1,889,999,000 and $1,620,194,000, respectively in 2021).
28.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)

The following table provides information for PP&E, right-of-use assets, contract costs and intangible assets based on their location:

	As at September 30, 2022	As at September 30, 2021
	$	$
U.S.	556,075	488,262
Canada	374,757	388,408
France	217,261	120,360
U.K.	112,924	132,897
Sweden	100,088	140,409
Finland	97,486	89,451
Germany	89,527	105,998
India	71,942	70,288
Netherlands	47,274	45,082
Rest of the world	114,966	94,499
	1,782,300	1,675,654

Disclosure of revenue information based on services provided by the Company
The following table provides revenue information based on services provided by the Company for the year ended
September 30:

	2022	2021
	$	$
Managed IT and business process services	6,980,988	6,722,967
Business and strategic IT consulting and systems integration services	5,886,213	5,403,826
	12,867,201	12,126,793